SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
20% Cash Payment Notes	$ 3,376,387	$ 2,607,636	$ 2,909,119
PPP Loans Payable		471,300	1,283,624
Other Non-Convertible Notes	2,293,963	2,239,019	1,960,276
Less current portion	(5,670,350)	(4,846,655)	(2,909,119)
Long term portion		$ 471,300	$ 1,283,624